UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Allocation Series

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2007 (Unaudited)

DWS Moderate Allocation Fund

	Shares	Value ($)

Equity Funds 63.1%
DWS Blue Chip Fund "Institutional"	680,682	15,669,295
DWS Capital Growth Fund "Institutional"	675	37,013
DWS Commodity Securities Fund "Institutional"	264,622	3,368,642
DWS Communications Fund "Institutional"	34,569	953,406
DWS Disciplined Long/Short Value Fund "Institutional"	63,054	686,030
DWS Dreman Concentrated Value Fund "Institutional"	135,628	1,769,946
DWS Dreman High Return Equity Fund "Institutional"	64,285	3,480,368
DWS Dreman Mid Cap Value Fund "Institutional"	270,139	3,611,760
DWS Dreman Small Cap Value Fund "Institutional"	25,390	1,076,793
DWS Emerging Markets Equity Fund "S"	144,263	3,544,537
DWS Enhanced S&P 500 Index Fund "S"	187,558	2,802,113
DWS Equity 500 Index Fund "Institutional"	380,640	66,185,739

DWS Equity Partners Fund "Institutional"	365,837	12,606,746
DWS Europe Equity Fund "Institutional"	305,603	12,820,051
DWS Global Thematic Fund "S"	204,409	7,567,208
DWS Growth & Income Fund "Institutional"	548,778	12,824,936
DWS Health Care Fund "Institutional"	75,072	2,094,513
DWS International Fund "Institutional"	32,034	2,200,412
DWS International Select Equity Fund "Institutional"	164,716	2,144,608
DWS International Value Opportunities Fund "Institutional"	7,334	91,674
DWS Japan Equity Fund "S"	3,987	60,799
DWS Large Cap Value Fund "Institutional"	820,244	19,825,289
DWS Large Company Growth Fund "Institutional"	199,172	5,881,563
DWS Micro Cap Fund "Institutional"	18,020	372,648
DWS RREEF Global Real Estate Securities Fund "Institutional"	6,834	86,858
DWS RREEF Real Estate Securities Fund "Institutional"	102,925	2,833,516
DWS Small Cap Core Fund "S"	482,906	11,980,889
DWS Small Cap Growth Fund "Institutional"	100,247	2,620,464
DWS Small Cap Value Fund "S"	330,226	8,569,374
DWS Technology Fund "Institutional"	158,702	2,047,254

Total Equity Funds (Cost $172,535,909)		209,814,444
Fixed Income – Bond Funds 34.7%
DWS Core Fixed Income Fund "Institutional"	8,613,173	91,385,768
DWS Core Plus Income Fund "Institutional"	699	8,747
DWS GNMA Fund "S"	394	5,734
DWS High Income Fund "Institutional"	942,612	5,193,793
DWS High Income Plus Fund "Institutional"	662,442	5,213,420
DWS Inflation Protected Plus Fund "Institutional"	1,395,818	13,455,684
DWS Short Duration Plus Fund "S"	767	7,622

Total Fixed Income – Bond Funds (Cost $116,461,517)		115,270,768
Fixed Income - Money Market Funds 2.8%
Cash Management QP Trust	9,206,534	9,206,534
DWS Money Market Prime Series	11,120	11,120
DWS Money Market Series "Institutional"	21,511	21,511

Total Fixed Income - Money Market Funds (Cost $9,239,165)		9,239,165
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 298,236,591)	100.6	334,324,377
Other Assets and Liabilities, Net	(0.6)	(2,042,155)

Net Assets	100.0	332,282,222

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Moderate Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Moderate Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 20, 2007